Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from continuing operation	$ (7,354,994)	$ (30,619)	$ (6,136,105)	$ (3,131,760)
Net loss from discontinued operation	(17,612)	$ (99,293)	(1,203,785)	(80,488)
Accumulated deficit	$ (17,932,264)		$ (10,559,658)	$ (3,219,768)